Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
As required by Item 402(v) of Regulation S-K, the following table and accompanying narrative sets forth information concerning the compensation of our NEOs for each of the last three fiscal years and our financial performance for each such year in accordance with the SEC’s pay versus performance (“PVP”) disclosure rules. Under the PVP rules, the SEC has developed a new definition of pay, referred to as compensation actually paid (“CAP”), which is compared here to certain performance measures defined by the SEC.
The Committee does not use CAP as a basis for making compensation decisions, nor
does it
use
the performance measures defined by the SEC for the PVP table to measure performance for incentive plan purposes. Refer to “Compensation Discussion and Analysis” above for details on how we align pay with performance.

Year	Summary Compensation Table Total for PEO(1) (Karsanbhai)	Summary Compensation Table Total for PEO(1) (Farr)	Compensation Actually Paid to PEO(1)(2) (Karsanbhai)	Compensation Actually Paid to PEO(1)(2) (Farr)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (4)	Adj. EPS (5)
							Emerson TSR (3)($)	Peer Group TSR(3) ($)

2023	$18,317,194	N/A	$29,057,107	N/A	$4,795,129	$7,335,684	160.11	146.36	$13,219	$4.44

2022	$15,178,106	N/A	$8,202,846	N/A	$5,294,490	$2,830,506	118.57	114.23	$3,231	$3.64

2021	$15,806,036	$15,066,763	$21,037,695	$30,144,401	$5,524,580	$8,847,430	149.12	134.55	$2,303	$3.01

(1)
The principal executive officer (“PEO”) and the non-PEO NEOs for each fiscal year are as follows: 2023 – PEO: S. L. Karsanbhai; NEOs: M. J. Baughman, R. R. Krishnan, S. Y. Bosco, M. H. Train and F. J. Dellaquila; 2022 – PEO: S. L. Karsanbhai; NEOs: F. J. Dellaquila, R. R. Krishnan, M. J. Bulanda and S. Y. Bosco; 2021 – PEOs: S. L. Karsanbhai and D. N. Farr; NEOs: F. J. Dellaquila, R. R. Krishnan, M. J. Bulanda, J. P. Froedge, and M. H. Train.

(2)
In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts
that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s required valuation methods for this disclosure differ from those required in the SCT. The table below provides the adjustments to the SCT total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs. The amounts below for performance shares assume that the targeted award
is earned, with actual amounts used for the year in which the award vests.

	2023		2022		2021

	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO (Karsanbhai)	PEO (Farr)	Average for Non-PEO

SCT Total Compensation	$18,317,194	$4,795,129	$15,178,106	$5,294,490	$15,806,036	$15,066,763	$5,524,580

Less: Stock Awards column in the SCT	$(12,912,123)	$(2,271,575)	$(11,060,131)	$(3,015,166)	$(12,651,359)	$(11,599,962)	$(3,920,122)

Less: Change in the Pension Value column of SCT	$(11,000)	$(308,200)	$—	$(494,250)	$(16,000)	$—	$(171,200)

Add: Fair value of unvested stock awards granted in FY, determined at FYE (a)	$14,327,521	$2,548,659	$8,038,447	$2,191,408	$15,000,973	$15,729,328	$4,955,598

Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE (b)	$4,325,440	$787,787	$(3,760,581)	$(1,059,805)	$1,553,550	$4,512,346	$1,494,446

Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date(c)	$4,246,211	$1,468,230	$(568,314)	$(466,769)	$990,662	$4,861,164	$647,294

Add: Dividends paid during applicable FY prior to vesting date (to the extent not otherwise included) (d)	$763,865	$232,224	$375,318	$223,617	$353,833	$992,846	$231,933

Add: Service cost for pension plans(e)	$—	$83,430	$—	$156,982	$—	$581,917	$84,902

Add: Prior service cost for pension plans (f)	$—	$—	$—	$—	$—	$—	$—

Compensation Actually Paid	$29,057,107	$7,335,684	$8,202,846	$2,830,506	$21,037,695	$30,144,401	$8,847,430

(a)
For each fiscal year includes performance share awards granted that year. For fiscal 2021 and fiscal
2022, also includes restricted stock awards granted that year. Amounts are computed in accordance with FASB ASC Topic 718 and do not correspond to the actual value that will be realized.

(b)
For each fiscal year includes change in fair value for performance share awards, restricted stock awards and RSU awards granted in prior fiscal years that remain outstanding and unvested at the end of that year.

(c)
For each fiscal year includes change in fair value for performance shares awards earned for the performance period ending on September 30 of that fiscal year and restricted stock that vested that year, as of the vesting date.

(d)	Includes the value of dividends on restricted stock and dividend equivalents on performance shares for each fiscal year prior to the vesting date.

(e)	Includes for each fiscal year, the service cost calculated as the actuarial present value of each NEO’s benefit under pension plans attributable to services rendered during the covered fiscal year.

(f)
Includes for each fiscal year, the prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods
prior to the amendment (or initiation).

(3)
For each fiscal year, includes the cumulative TSR of the Company since September 30, 2020 and the S&P 500 Capital Goods Ind
e
x calculated in a manner consistent with our stock performance graph in our Annual Report to Shareholders, assuming $100 invested on September 30, 2020 in stock or index, including reinvestment of dividends.

(4)
For each fiscal year, consists of net earnings as disclosed in our annual financial statements, which includes the impact of discontinued operations. In 2023, this impact included the significant gains from the sale of the Company’s majority interest in its Climate Technologies business and the sale of its InSinkErator business. Earnings from continuing operations for each year were: 2023-$2,152, 2022-$1,886 and 2021-$1,414.

(5)	Adjusted EPS is calculated as described in Appendix D, GAAP to Non-GAAP Reconciliations.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
The principal executive officer (“PEO”) and the non-PEO NEOs for each fiscal year are as follows: 2023 – PEO: S. L. Karsanbhai; NEOs: M. J. Baughman, R. R. Krishnan, S. Y. Bosco, M. H. Train and F. J. Dellaquila; 2022 – PEO: S. L. Karsanbhai; NEOs: F. J. Dellaquila, R. R. Krishnan, M. J. Bulanda and S. Y. Bosco; 2021 – PEOs: S. L. Karsanbhai and D. N. Farr; NEOs: F. J. Dellaquila, R. R. Krishnan, M. J. Bulanda, J. P. Froedge, and M. H. Train.

Peer Group Issuers, Footnote
(3)
For each fiscal year, includes the cumulative TSR of the Company since September 30, 2020 and the S&P 500 Capital Goods Ind
e
x calculated in a manner consistent with our stock performance graph in our Annual Report to Shareholders, assuming $100 invested on September 30, 2020 in stock or index, including reinvestment of dividends.

PEO Total Compensation Amount	$ 18,317,194	$ 15,178,106	$ 15,066,763
PEO Actually Paid Compensation Amount	$ 29,057,107	8,202,846
Adjustment To PEO Compensation, Footnote
(2)
In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts
that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s required valuation methods for this disclosure differ from those required in the SCT. The table below provides the adjustments to the SCT total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs. The amounts below for performance shares assume that the targeted award
is earned, with actual amounts used for the year in which the award vests.

	2023		2022		2021

	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO (Karsanbhai)	PEO (Farr)	Average for Non-PEO

SCT Total Compensation	$18,317,194	$4,795,129	$15,178,106	$5,294,490	$15,806,036	$15,066,763	$5,524,580

Less: Stock Awards column in the SCT	$(12,912,123)	$(2,271,575)	$(11,060,131)	$(3,015,166)	$(12,651,359)	$(11,599,962)	$(3,920,122)

Less: Change in the Pension Value column of SCT	$(11,000)	$(308,200)	$—	$(494,250)	$(16,000)	$—	$(171,200)

Add: Fair value of unvested stock awards granted in FY, determined at FYE (a)	$14,327,521	$2,548,659	$8,038,447	$2,191,408	$15,000,973	$15,729,328	$4,955,598

Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE (b)	$4,325,440	$787,787	$(3,760,581)	$(1,059,805)	$1,553,550	$4,512,346	$1,494,446

Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date(c)	$4,246,211	$1,468,230	$(568,314)	$(466,769)	$990,662	$4,861,164	$647,294

Add: Dividends paid during applicable FY prior to vesting date (to the extent not otherwise included) (d)	$763,865	$232,224	$375,318	$223,617	$353,833	$992,846	$231,933

Add: Service cost for pension plans(e)	$—	$83,430	$—	$156,982	$—	$581,917	$84,902

Add: Prior service cost for pension plans (f)	$—	$—	$—	$—	$—	$—	$—

Compensation Actually Paid	$29,057,107	$7,335,684	$8,202,846	$2,830,506	$21,037,695	$30,144,401	$8,847,430

(a)
For each fiscal year includes performance share awards granted that year. For fiscal 2021 and fiscal
2022, also includes restricted stock awards granted that year. Amounts are computed in accordance with FASB ASC Topic 718 and do not correspond to the actual value that will be realized.

(b)
For each fiscal year includes change in fair value for performance share awards, restricted stock awards and RSU awards granted in prior fiscal years that remain outstanding and unvested at the end of that year.

(c)
For each fiscal year includes change in fair value for performance shares awards earned for the performance period ending on September 30 of that fiscal year and restricted stock that vested that year, as of the vesting date.

(d)	Includes the value of dividends on restricted stock and dividend equivalents on performance shares for each fiscal year prior to the vesting date.

(e)	Includes for each fiscal year, the service cost calculated as the actuarial present value of each NEO’s benefit under pension plans attributable to services rendered during the covered fiscal year.

(f)
Includes for each fiscal year, the prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods
prior to the amendment (or initiation).

Non-PEO NEO Average Total Compensation Amount	$ 4,795,129	5,294,490	5,524,580
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,335,684	2,830,506	8,847,430
Adjustment to Non-PEO NEO Compensation Footnote
(2)
In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts
that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s required valuation methods for this disclosure differ from those required in the SCT. The table below provides the adjustments to the SCT total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs. The amounts below for performance shares assume that the targeted award
is earned, with actual amounts used for the year in which the award vests.

	2023		2022		2021

	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO (Karsanbhai)	PEO (Farr)	Average for Non-PEO

SCT Total Compensation	$18,317,194	$4,795,129	$15,178,106	$5,294,490	$15,806,036	$15,066,763	$5,524,580

Less: Stock Awards column in the SCT	$(12,912,123)	$(2,271,575)	$(11,060,131)	$(3,015,166)	$(12,651,359)	$(11,599,962)	$(3,920,122)

Less: Change in the Pension Value column of SCT	$(11,000)	$(308,200)	$—	$(494,250)	$(16,000)	$—	$(171,200)

Add: Fair value of unvested stock awards granted in FY, determined at FYE (a)	$14,327,521	$2,548,659	$8,038,447	$2,191,408	$15,000,973	$15,729,328	$4,955,598

Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE (b)	$4,325,440	$787,787	$(3,760,581)	$(1,059,805)	$1,553,550	$4,512,346	$1,494,446

Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date(c)	$4,246,211	$1,468,230	$(568,314)	$(466,769)	$990,662	$4,861,164	$647,294

Add: Dividends paid during applicable FY prior to vesting date (to the extent not otherwise included) (d)	$763,865	$232,224	$375,318	$223,617	$353,833	$992,846	$231,933

Add: Service cost for pension plans(e)	$—	$83,430	$—	$156,982	$—	$581,917	$84,902

Add: Prior service cost for pension plans (f)	$—	$—	$—	$—	$—	$—	$—

Compensation Actually Paid	$29,057,107	$7,335,684	$8,202,846	$2,830,506	$21,037,695	$30,144,401	$8,847,430

(a)
For each fiscal year includes performance share awards granted that year. For fiscal 2021 and fiscal
2022, also includes restricted stock awards granted that year. Amounts are computed in accordance with FASB ASC Topic 718 and do not correspond to the actual value that will be realized.

(b)
For each fiscal year includes change in fair value for performance share awards, restricted stock awards and RSU awards granted in prior fiscal years that remain outstanding and unvested at the end of that year.

(c)
For each fiscal year includes change in fair value for performance shares awards earned for the performance period ending on September 30 of that fiscal year and restricted stock that vested that year, as of the vesting date.

(d)	Includes the value of dividends on restricted stock and dividend equivalents on performance shares for each fiscal year prior to the vesting date.

(e)	Includes for each fiscal year, the service cost calculated as the actuarial present value of each NEO’s benefit under pension plans attributable to services rendered during the covered fiscal year.

(f)
Includes for each fiscal year, the prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods
prior to the amendment (or initiation).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link compensation actually paid to our NEOs, for fiscal 2023, to company performance:

Performance Measures
Adjusted EPS
Cumulative free cash flow
Operating cash flow

Total Shareholder Return Amount	$ 160.11	118.57	149.12
Peer Group Total Shareholder Return Amount	146.36	114.23	134.55
Net Income (Loss)	$ 13,219,000,000	$ 3,231,000,000	$ 2,303,000,000
Company Selected Measure Amount	4.44	3.64	3.01
PEO Name	S. L. Karsanbhai
Earnings from Continuing Operations	$ 2,152,000,000	$ 1,886,000,000	$ 1,414,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(5)	Adjusted EPS is calculated as described in Appendix D, GAAP to Non-GAAP Reconciliations.

Measure:: 2
Pay vs Performance Disclosure
Name	Cumulative free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	Operating cash flow
S.L. Karsanbhai [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,317,194	15,178,106	15,806,036
PEO Actually Paid Compensation Amount	29,057,107	8,202,846	21,037,695
D.N. Farr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			15,066,763
PEO Actually Paid Compensation Amount			30,144,401
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,912,123)	(11,060,131)
PEO | Change in the Pension Value column of SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,000)	0
PEO | Fair value of unvested stock awards granted in FY, determined at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,327,521	8,038,447
PEO | Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,325,440	(3,760,581)
PEO | Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date( [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,246,211	(568,314)
PEO | Dividends paid during applicable FY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	763,865	375,318
PEO | Service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Prior service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | S.L. Karsanbhai [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,651,359)
PEO | S.L. Karsanbhai [Member] | Change in the Pension Value column of SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,000)
PEO | S.L. Karsanbhai [Member] | Fair value of unvested stock awards granted in FY, determined at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,000,973
PEO | S.L. Karsanbhai [Member] | Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,553,550
PEO | S.L. Karsanbhai [Member] | Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date( [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			990,662
PEO | S.L. Karsanbhai [Member] | Dividends paid during applicable FY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			353,833
PEO | S.L. Karsanbhai [Member] | Service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | S.L. Karsanbhai [Member] | Prior service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | D.N. Farr [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,599,962)
PEO | D.N. Farr [Member] | Change in the Pension Value column of SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | D.N. Farr [Member] | Fair value of unvested stock awards granted in FY, determined at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,729,328
PEO | D.N. Farr [Member] | Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,512,346
PEO | D.N. Farr [Member] | Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date( [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,861,164
PEO | D.N. Farr [Member] | Dividends paid during applicable FY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			992,846
PEO | D.N. Farr [Member] | Service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			581,917
PEO | D.N. Farr [Member] | Prior service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,271,575)	(3,015,166)	(3,920,122)
Non-PEO NEO | Change in the Pension Value column of SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(308,200)	(494,250)	(171,200)
Non-PEO NEO | Fair value of unvested stock awards granted in FY, determined at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,548,659	2,191,408	4,955,598
Non-PEO NEO | Change in fair value of outstanding and unvested stock awards granted in prior FYs from prior FYE to applicable FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	787,787	(1,059,805)	1,494,446
Non-PEO NEO | Change in fair value of stock awards granted during prior FYs that vested during the applicable FY, based on change in fair value from prior FY end to vesting date( [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,468,230	(466,769)	647,294
Non-PEO NEO | Dividends paid during applicable FY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,224	223,617	231,933
Non-PEO NEO | Service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,430	156,982	84,902
Non-PEO NEO | Prior service cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0